ORGANIZATION AND PRINCIPAL ACTIVITIES - Financial information (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Balance Sheet
Cash and cash equivalents	$ 1,771,260	$ 2,208,756
Other current assets	12,275	9,245
Total current assets	4,126,920	3,699,174
Property and equipment, net	472,366	405,319
Total assets	5,503,067	4,927,949
Deferred revenue, current	624,272	400,286
Other current liabilities	93	96
Total current liabilities	1,441,345	1,082,218
Total liabilities	1,736,669	1,289,185
Income And Cash Flow Statement
Total net revenues	2,250,233	1,490,440	$ 1,019,772
Net (loss) / income	84,260	(4,138)	(131,978)
Net cash provided by operating activities	397,923	306,172	7,358
Net cash used in investing activities	(847,028)	95,068	(301,626)
Net cash used in financing activities	(13,167)	(233,095)	(66,184)
VIE's
Balance Sheet
Cash and cash equivalents	513,971	524,271
Other current assets	343,250	312,149
Total current assets	857,221	836,420
Property and equipment, net	404,331	347,032
Other non-current assets	596,552	611,982
Total assets	1,858,104	1,795,434
Deferred revenue, current	531,655	350,887
Other current liabilities	629,886	540,620
Total current liabilities	1,161,541	891,507
Total non-current liabilities	193,381	188,149
Total liabilities	1,354,922	1,079,656
Income And Cash Flow Statement
Total net revenues	1,834,109	1,230,855	865,846
Net (loss) / income	395,184	257,674	206,431
VIEs and VIEs' subsidiaries, excluding inter-company transactions
Income And Cash Flow Statement
Net cash provided by operating activities	662,600	480,165	170,478
Net cash used in investing activities	(87,476)	$ (137,073)	$ (76,209)
Net cash used in financing activities	$ (273)